Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net loss	$ (14,796,351)	$ (14,756,739)
Adjustments for:
Depreciation of property and equipment (Note 6)	1,221,090	770,080
Amortization of right of use asset (Note 8)	129,122	123,345
Amortization of patents and licenses (Note 7)	66,058	58,715
Non-cash interest (Note 8)	40,067	38,128
Stock-based compensation (Note 13)	3,151,356	2,847,898
Gain on contribution of intellectual property to joint venture (Note 5)	(527,857)	(496,115)
Share of loss in joint venture (Note 5)	527,857	1,555,650
Total adjustments to reconcile profit (loss)	(10,188,658)	(9,859,038)
Net change in non-cash working capital accounts:
Accounts receivable	62,000
Prepaid and other current assets	(189,988)	129,515
Accounts payable and accrued liabilities	(2,004,401)	(249,000)
Contract liabilities	(165,263)	389,561
Cash flows from operating activities	(12,486,310)	(9,588,962)
INVESTING ACTIVITIES
Sale of short-term investments		6,366,828
Purchase of property and equipment (Note 6)	(1,132,514)	(1,365,917)
Purchase of patents and licenses (Note 7)	(79,110)	(62,475)
Cash flows from investing activities	(1,211,624)	4,938,436
FINANCING ACTIVITIES
Issue of common shares, net of share issue costs (Note 11)	9,041,859	703,282
Payment of lease liability (Note 8)	(173,025)	(159,758)
Cash flows from financing activities	8,868,834	543,524
EFFECT OF EXCHANGE RATE CHANGES ON CASH	75,733	(565,625)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(4,753,367)	(4,672,627)
CASH AND CASH EQUIVALENTS, beginning of period	9,229,845	14,941,775
CASH AND CASH EQUIVALENTS, end of period	$ 4,476,478	$ 10,269,148